32. Commitments (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments Details Narrative
Operating lease expense	R$ 160,465	R$ 101,330	R$ 100,522